Borrowings Commercial Paper Activity (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019
Commercial Paper Rollforward [Line Items]
Beginning Balance		$ 5,342	$ 1,005
Additions		11,500	8,770
Payments		(14,854)	(4,452)
Other Activity		35	19
Ending Balance		2,023	5,342
Commercial Paper with original maturities less that three months
Commercial Paper Rollforward [Line Items]
Beginning Balance		1,934	50
Additions	[1]	0	1,881
Payments	[1]	(1,961)	0
Other Activity		27	3
Ending Balance		0	1,934
Commercial paper with original maturities greater than three months
Commercial Paper Rollforward [Line Items]
Beginning Balance		3,408	955
Additions		11,500	6,889
Payments		(12,893)	(4,452)
Other Activity		8	16
Ending Balance		$ 2,023	$ 3,408

[1]	Borrowings and reductions of borrowings are reported net.